CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2017	Dec. 31, 2016		Sep. 30, 2016	Dec. 31, 2015		Dec. 03, 2015
Current assets
Cash	$ 117,728	$ 1,040,068		$ 171,834	$ 126,062
Prepaid expenses	242,302	395,843
Total current assets	360,030	1,435,911			126,062
Cash and cash equivalents held in trust account	311,658,037	310,000,000
Accrued interest receivable held in trust account	39,744
Total assets	312,057,811	311,435,911			416,271
Current liabilities
Offering costs payable		427,578			232,959
Accrued expenses	2,696,066	50,782			8,474
Total current liabilities	2,696,066	478,360			416,433
Deferred underwriting commission	10,850,000	10,850,000
Total liabilities	13,546,066	11,328,360			416,433
COMMITMENTS
Class A ordinary shares subject to possible redemption, $0.0001 par value; 29,191,301 and 29,510,755 shares at conversion value at September 30, 2017 and December 31, 2016	293,511,740	295,107,550
Shareholders' equity
Additional paid-in capital	6,828,715	5,232,937			24,137
Accumulated deficit	(1,829,666)	(233,860)			(25,162)
Total shareholders' equity	5,000,005	5,000,001			(162)		$ 0
Total liabilities and shareholders' equity	312,057,811	311,435,911			416,271
Class A
Shareholders' equity
Ordinary shares, value	181	149
Class B
Shareholders' equity
Ordinary shares, value	$ 775	$ 775	[1]		$ 863	[1]

[1]	Includes 875,000 shares that were forfeited on November 25, 2016 following expiration of the underwriters? over-allotment option at December 31, 2015 (see Note 6).